LETTER FROM THE CHAIRMAN ------------------------------------------------------


Dear Shareholder:

Thank you for your continued interest in the FGIC Public Trust Funds. This Semi-Annual Report is one of two bi-annual shareholder reports we produce to help you understand how the Funds, of which your assets are a part, are invested and have performed.

Over the past six months, total assets in the U.S. Treasury Money Market Fund and the Short-Term U.S. Government Income Fund have increased from $151 million to $245 million. Total accounts held between the Funds have also increased, from 106 at the end of April to 337 at the end of October.

We attribute this growth to several factors:

1) The level of disclosure required to be included in these reports has become increasingly valuable to municipal investors as problems relating to financial mismanagement of municipal investments continue to make headlines.

2) The liquidity provided by cash management vehicles such as these continues as an important investment consideration for short-term cash management needs.

3) The safety of principal created by investments that are direct obligations of the U.S. Government or repurchase agreements that are at least 102% collateralized by direct U.S. Government obligations.

4) The restructuring of the Funds' expenses to make the yield on the portfolios even more attractive.

We are encouraged by the enthusiastic response these Funds have received in the municipal investment community, as evidenced by their growth. If there is any way you feel we can improve upon the Fund offerings or have any questions, comments, or concerns about your investments, please call us at 1-800-298-3442.

We are committed to helping you manage your assets as safely and efficiently as possible.

Sincerely,





Ann C. Stern





---------------------------------------------------------------------------- 1

MANAGER'S FUND UPDATE --------------------------------------------------------



U.S. TREASURY MONEY MARKET FUND

     The U.S. Treasury Money Market Fund seeks current income and stability of principal by investing in U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury and repurchase agreements collateralized 102% with direct Treasury obligations. However, the government guarantee surrounding any of the investments in the Fund applies only to the payment of principal and interest of the underlying securities. It does not guarantee Fund shares nor does it guarantee against adverse price movements brought about by an increase in the prevailing rate of market interest. The Fund strives to maintain a constant net asset value of $1.00 per share and seeks to maintain stability of principal and current income.

     The Fed initiated a reversal of      U.S. TREASURY MONEY MARKET FUND
its less accommodative monetary           SECTOR PROFILE
policy by lowering the key Fed Funds      AS OF OCTOBER 31, 1995
rate to 5.75% from 6.00% in July. The
current shape of the yield curve,
substantially inverted on the                                     REPURCHASE
shortest end, suggests a market                                   AGREEMENTS
expectation of substantial further                                  100%
cuts in this key administered rate.
The Manager has adjusted the maturity
range of the Fund to take advantage
of the relatively high short-term
interest rates while maintaining a              [GRAPHIC]
high degree of liquidity. We do not
see any short-term rewards in
extending portfolio maturities at
this time, preferring to wait for
more opportune situations for
maturity extensions. Clearly, the
current shape of the yield curve is
providing minimal rewards for such
extensions. The Fund's 7-day
compounded yield as of October 31,
1995 was 5.70%.



THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY EFFECTIVE PROSPECTUSES FOR EACH PORTFOLIO OF THE TRUST, WHICH CONTAIN INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIOS AS WELL AS OTHER PERTINENT INFORMATION.



2 ----------------------------------------------------------------------------

MANAGER'S FUND UPDATE --------------------------------------------------------


SHORT-TERM U.S. GOVERNMENT INCOME FUND

     The Short-Term U.S. Government Income Fund is designed for the conservative investor seeking current income and relative price stability. The Fund seeks to provide higher yields than bank CDs and other money market alternatives while maintaining a relatively high degree of price stability compared to intermediate or long-term bond funds.

     The Fund invests exclusively in
debt obligations of the U.S. Treasury       SHORT-TERM U.S. GOVERNMENT INCOME
and repurchase agreements                   FUND SECTOR PROFILE
collateralized 102% with debt               AS OF OCTOBER 31, 1995
obligations of the U.S. Treasury. As
of this report, the Fund's holdings
were 28.13% in U.S. Treasury notes
and bills and 71.87% in Repurchase             REPURCHASE
Agreements collateralized to 102% by           AGREEMENTS
U.S. Treasury securities. However,               71.87%           U.S. TREASURY
the government guarantee surrounding                              NOTES & BILLS
any of the investments in the Fund                                  28.13%
applies only to the payment of
principal and interest of the
underlying securities. It does not
guarantee Fund shares nor does it
guarantee against adverse price
movements brought about by an
increase in the prevailing rate of                  [GRAPHIC]
market interest.

     Unlike a money market fund, the
value of the Short-Term U.S.
Government Income Fund fluctuates
with changes in interest rates. The
value of the Fund will generally rise
as interest rates drop and decline as
interest rates increase. To seek a relatively stable value per share, the Fund primarily invests in securities which have remaining average maturity of 3 years or less.

     The Fed commenced its long awaited reversal in monetary policy in July, dropping the key Fed Funds rate to 5.75% from 6.00%. Clearly a settlement of the current budget impass and the results of holiday retail sales will provide the Fed with a much stronger platform on which to contemplate further easing its monetary policy.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY EFFECTIVE PROSPECTUSES FOR EACH PORTFOLIO OF THE TRUST, WHICH CONTAIN INFORMATION CONCERNING THE INVESTMENT POLICIES AND EXPENSES OF THE PORTFOLIOS AS WELL AS OTHER PERTINENT INFORMATION.


---------------------------------------------------------------------------- 3

MANAGEMENT OF THE FUNDS ------------------------------------------------------

     The property, affairs and business of the Fund are managed by the Board of Trustees. The Trustees elect officers who are charged with responsibility for the day-to-day operations of the Fund and the execution of policies formulated by the Trustees. The Trustees and their affiliations are as follows:

ANN C. STERN - Trustee and Chairman. Ms. Stern is Chairman and Chief Executive Officer of FGIC. Ms. Stern was named CEO of FGIC in January 1992 and was elected to Chairman in October 1993. Prior to her appointment, Ms. Stern was Managing Director and General Counsel of FGIC. Ms. Stern is also a member of the Executive Committee and Structured Finance Underwriting Committee. Prior to joining FGIC, Ms. Stern was an Associate and a Partner at two New York City law firms specializing in municipal bonds. She is a member of several organizations including the Board of Advisors of the Association of Financial Guaranty Insurers, the American Bar Association, the Arts and Culture Committee of the GE Foundation and a member of the Board of Advisors of The Public's Capital, a quarterly journal on infrastructure. Because of her affiliation with FGIC, Ms. Stern is considered an "interested" Trustee of FGIC Public Trust.

W. ROBERT ALEXANDER - Trustee and President. Mr. Alexander is the Chief Executive Officer of ALPS Mutual Funds Services, Inc. which provides administration and distribution services for proprietary mutual fund complexes. Prior to co-founding ALPS, Mr. Alexander was Vice Chairman of First Interstate Bank of Denver, responsible for Trust, Private Banking, Retail Banking, Cash Management Services and Marketing. Mr. Alexander is a member of the Board of Trustees of the Colorado Trust, Colorado's largest foundation, as well as a Trustee of the Hunter and Hughs Trusts. Because of his affiliation with ALPS, Mr. Alexander is considered an "interested" Trustee of FGIC Public Trust.

BEVERLY S. BUNCH - Trustee. Ms. Bunch is Assistant Professor at the LBJ School of Public Affairs, University of Texas at Austin. Ms. Bunch teaches graduate courses in public financial management, economics, and quantitative methods. Ms. Bunch also conducts research in environmental finance and municipal debt. Prior to her current position, Ms. Bunch was Assistant to the Executive Director of the Texas Bond Review Board. In that capacity, Ms. Bunch analyzed proposed state debt issues, briefed board representatives and made recommendations to state budget officials on capital planning and budgeting. Ms. Bunch has held several academic positions and has taught courses in public finance and related subjects. Ms. Bunch also acted as Budget Analyst for the City of San Antonio where she analyzed and monitored a $64 million budget for four city departments.

WILLIAM J. COCHRAN - Trustee. Mr. Cochran served as Director of Finance and Chief Financial Officer of the City of Hartford, Connecticut from 1987 to 1993. As Director of Finance, Mr. Cochran had full Charter responsibility for the fiscal affairs of a major urban government comprised of 6,000 employees, assets of over $1 billion and an overall operating budget of $500 million. During Mr. Cochran's tenure with Hartford, the city was awarded the Certificate of Achievement for Excellence in Financial Reporting and the Distinguished Budget Presentation Award by the Government Finance Officers Association ("GFOA") for many years. Prior to his tenure as Director of Finance and Chief Financial Officer, Mr. Cochran was the Executive Director of the Hartford Development


4 ----------------------------------------------------------------------------

Commission from October, 1981. Mr. Cochran has served on the Executive Board of the GFOA and served on its Debt and Fiscal Policy Committee. Mr. Cochran is also a member of the Connecticut Government Finance Officers Association and is a Founder and Trustee of the Hartford Partnership for Scholarships.

MAYNARD H. JACKSON, JR. - Trustee. Mr. Jackson served three terms as the mayor of Atlanta, completing his last term in January of 1994. During his tenure as mayor, Rand McNally named Atlanta as the best major city in which to live and work in the United States. Mr. Jackson recently returned to the private sector as Chairman of the Board of Jackson Securities. Mr. Jackson has also held positions on several civic related boards including Chairman of the U.S. Local Government Energy Policy Advisory Committee, founding Chairman of the Rebuild America Coalition and founding Chairman of the Atlanta Economic Development Authority of Atlanta. Mr. Jackson was also a key component of Atlanta's successful bid for the 1996 Summer Olympics. A member of Phi Beta Kappa and a trustee of Morehouse College, Mr. Jackson is the recipient of numerous honorary degrees, citations and awards for civic, humanitarian, academic and business achievements.

Detailed information about the Trustees and their affiliations may be found in the Statement of Additional Information under Management of the Fund.

FGIC PUBLIC TRUST OFFICERS AND TRUSTEES

Ann C. Stern,
    Trustee and Chairman
W. Robert Alexander,
    Trustee and President
Beverly S. Bunch,
    Trustee
William J. Cochran,
    Trustee
Maynard H. Jackson, Jr.,
    Trustee
Stephen Attanasio,
    Vice President
Jim McCullough
    Vice President
William Paston,
    Vice President and Treasurer
Steve Howard,
    Secretary





---------------------------------------------------------------------------- 5

U.S. TREASURY MONEY MARKET FUND ---------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)


ASSETS
Investments, at amortized cost (which approximates market value)
 - see accompanying statement                                    $216,588,665
Organizational costs, net of accumulated amortization                 247,147
Receivable from investment advisor                                    106,221
Prepaid Registration                                                   71,881
Other                                                                   5,951
-----------------------------------------------------------------------------
     Total Assets                                                 217,019,865
-----------------------------------------------------------------------------

LIABILITIES
Dividends payable                                                     930,096
Accrued expenses                                                       77,385
-----------------------------------------------------------------------------
     Total Liabilities                                              1,007,481
-----------------------------------------------------------------------------

NET ASSETS                                                       $216,012,384
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

COMPOSITION OF NET ASSETS

Paid-in capital                                                  $216,050,022
Accumulated net realized loss                                         (37,638)
-----------------------------------------------------------------------------

NET ASSETS                                                       $216,012,384
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING                         216,050,022
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

NET ASSET VALUE AND REDEMPTION VALUE PER SHARE                          $1.00
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

See notes to financial statements.











6 ---------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND ---------------------------------------------
STATEMENT OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)


FACE VALUE                                                        MARKET VALUE*  COLLATERAL VALUE
----------                                                        -------------  ----------------
             REPURCHASE AGREEMENTS
             COLLATERALIZED BY U.S. GOVERNMENT
             OBLIGATIONS  100.27%
-------------------------------------------------------------------------------------------------
$ 9,200,000  Repurchase agreement with BA Securities  Inc.,
             5.85%, dated 10/31/95 and maturing 11/01/95,
             by U.S. Treasury Note, 7.50%
             01/31/97                                            $  9,201,495     $  9,394,769

  9,200,000  Repurchase agreement with Barclay's BZW Inc.,
             5.85%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bond, 14.00%,
             due 11/15/11                                           9,201,495        9,384,451

  9,055,000  Repurchase agreement with Chase Securities Inc.,
             5.83%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bill, due
             06/27/96                                               9,056,466        9,237,864

  9,200,000  Repurchase agreement with Deutsche Bank,
             5.75%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bill, due 02/22/96,
             U.S. Treasury Notes, 6.125% due 02/15/98,
             7.875% due 04/15/98, 4.75% due 08/31/98                9,201,470        9,384,893

  9,200,000  Repurchase agreement with First Chicago Capital
             Markets, 5.86%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury Notes,
             6.50% due 09/30/96, 6.875% due 10/31/96, 7.50%
             due 12/31/96                                           9,201,498        9,388,055

 57,000,000  Repurchase agreement with Fuji Securities Inc.,
             5.875%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bills, due 11/30/95,
             01/25/96, 03/07/96, U.S. Treasury Notes, 6.125%
             due 07/31/96, 4.375% due 08/15/96, 6.75% due
             02/28/97, 8.50% due 05/15/97, 6.75% due 05/31/97,
             5.50% due 07/31/97, 5.75% due 09/30/97, 7.75%
             due 11/30/99, 5.875% due 06/30/00, U.S. Treasury
             Bond, 9.125% due 05/15/09                             57,009,302       58,140,813

  9,200,000  Repurchase agreement with Lehman Brothers Inc.,
             5.83%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Note, 6.50% due
             05/15/97                                               9,201,490        9,379,565

--------------------------------------------------------------------------- 7

U.S. TREASURY MONEY MARKET FUND ---------------------------------------------
STATEMENT OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED) (CONTINUED)


FACE VALUE                                                        MARKET VALUE*  COLLATERAL VALUE
----------                                                        -------------  ----------------
             REPURCHASE AGREEMENTS
             COLLATERALIZED BY U.S. GOVERNMENT
             OBLIGATIONS  (continued)
-------------------------------------------------------------------------------------------------
$ 9,200,000  Repurchase agreement with Merrill Lynch Inc.,
             5.75%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Note, 6.00% due
             08/31/97                                            $  9,201,469     $  9,416,799

 58,498,502  Repurchase agreement with Morgan Stanley Inc.,
             5.85%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bill, due 11/16/95
             U.S. Treasury Bond, 8.75% due 05/15/17                58,508,008       59,673,196

  9,200,000  Repurchase agreement with Sanwa Securities Inc.,
             5.80%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Notes, 7.75% due
             12/31/99, 6.375% due 08/15/02                          9,201,482        9,384,169

  9,200,000  Repurchase agreement with Smith Barney Shearson
             Inc., 5.85%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bonds, 10.375% due
             11/15/09, 12.00% due 08/15/13                          9,201,495        9,384,257

  9,200,000  Repurchase agreement with State Street Bank Corp.,
             5.85%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bond, 10.375% due
             11/15/09                                               9,201,495        9,403,017

  9,200,000  Repurchase agreement with UBS Securities Inc.,
             5.87%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Note, 6.875% due
             03/31/97                                               9,201,500        9,388,415
                                                                 -----------------------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $216,588,665)                                              216,588,665      220,960,263
                                                                 -----------------------------
TOTAL INVESTMENTS
 (Cost $216,588,665)                                  100.27%     216,588,665
Liabilities in Excess of Other Assets                  (0.27%)       (576,281)
                                                      -----------------------
NET ASSETS                                            100.00%    $216,012,384
                                                      -----------------------
                                                      -----------------------

*See note 1 to financial statements.


8 ---------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND ----------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1995 (Unaudited)

INVESTMENT INCOME                                        $5,071,753
-------------------------------------------------------------------
EXPENSES
Investment advisory fee (Note 3)                            257,742
Administration Services * (Note 3)                          381,653
Legal                                                        32,200
Audit                                                         7,788
Amortization of organization costs                           39,867
Insurance                                                     8,942
Registration                                                 13,125
Other                                                           613
-------------------------------------------------------------------
Total Expenses                                              741,930
-------------------------------------------------------------------
Expenses waived by:
  Investment advisor                                       (257,742)
  Administrator                                            (120,986)
Expenses reimbursed by Investment advisor                  (105,460)
-------------------------------------------------------------------
Net Expenses                                                257,742
-------------------------------------------------------------------
NET INVESTMENT INCOME                                     4,814,011
-------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS
Net realized gain from investment transactions                4,855
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $4,818,866
-------------------------------------------------------------------
-------------------------------------------------------------------

* Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, training, SEC registration fees and printing.

See notes to financial statements.


---------------------------------------------------------------------------- 9

U.S. TREASURY MONEY MARKET FUND ----------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX
                                                        MONTHS ENDED          FOR THE
                                                      OCTOBER 31, 1995      PERIOD ENDED
                                                         (UNAUDITED)     APRIL 30, 1995 (1)
                                                      ----------------   ------------------
OPERATIONS

Net investment income                                   $  4,814,011      $  4,287,914
Net realized gain (loss) on investments                        4,855           (42,493)
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations       4,818,866         4,245,421

Dividends to shareholders from net investment income      (4,814,011)       (4,287,914)
----------------------------------------------------------------------------------------
Change in net assets from operations                           4,855           (42,493)
----------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                             620,076,167       733,139,524
Dividends reinvested                                       3,449,031         3,414,118
----------------------------------------------------------------------------------------
                                                         623,525,198       736,553,642
Cost of shares redeemed                                 (516,572,970)     (627,505,848)
----------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
transactions                                             106,952,228       109,047,794
----------------------------------------------------------------------------------------
NET INCREASE  IN NET ASSETS                              106,957,083       109,005,301

NET ASSETS:
Beginning of period                                      109,055,301            50,000*
----------------------------------------------------------------------------------------
End of period                                           $216,012,384      $109,055,301
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

*    Initial capitalization
(1)  Operations commenced on May 25, 1994.

See notes to financial statements.



10 ---------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND ----------------------------------------------
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated:

                                                        FOR THE SIX
                                                        MONTHS ENDED       FOR THE
                                                      OCTOBER 31, 1995   PERIOD ENDED
                                                         (UNAUDITED)   APRIL 30, 1995 (1)
                                                      -----------------------------------
Net asset value - beginning of period                      $   1.00        $   1.00
------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.03            0.04
------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.03)          (0.04)
------------------------------------------------------------------------------------
Net asset value - end of period                               $1.00           $1.00
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total return (2)                                               5.61%           4.71%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                            $216,012        $109,055
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ratio of expenses to average net assets (2)                    0.30%           0.50%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (2)       5.59%           4.87%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ratio of expenses to average net assets without fee
  waivers (2)                                                  0.86%           1.32%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets
  without fee waivers(2)                                       5.03%           4.05%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

(1)  Operations commenced on May 25, 1994.
(2)  Annualized

See notes to financial statements.


--------------------------------------------------------------------------- 11

SHORT-TERM U.S. GOVERNMENT INCOME FUND ---------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995 (UNAUDITED)

ASSETS
Investments, at value (cost $28,411,157)
 - see accompanying statement                                     $28,489,708
Organizational costs, net of accumulated amortization                  12,623
Interest receivable                                                    41,588
Other                                                                  15,072
-----------------------------------------------------------------------------
     Total Assets                                                  28,558,991
-----------------------------------------------------------------------------


LIABILITIES
Dividends payable                                                     133,913
Advisory fees payable                                                  17,923
Accrued expenses                                                       30,663
-----------------------------------------------------------------------------

     Total Liabilities                                                182,499
-----------------------------------------------------------------------------


NET ASSETS                                                        $28,376,492
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------


COMPOSITION OF NET ASSETS
Paid-in capital                                                   $28,486,754
Accumulated net realized loss                                        (188,813)
Net unrealized appreciation                                            78,551
-----------------------------------------------------------------------------

NET ASSETS                                                        $28,376,492
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Shares of beneficial interest outstanding                           2,842,471
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

Net asset value and redemption value per share                          $9.98
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------



See notes to financial statements.






12 ---------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT INCOME FUND ---------------------------------------
STATEMENT OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED)

FACE VALUE                                                MARKET VALUE*
----------                                                ------------
             U.S. GOVERNMENT TREASURIES 28.24%
----------------------------------------------------------------------------------------------
             U.S. Treasury Bills
$4,000,000     02/08/96                                          $3,942,136
               U. S. Treasury Notes
 2,000,000     6.50%, 04/30/97                                    2,026,250
 2,000,000     7.50%, 01/31/97                                    2,045,622
                                                                 ----------

TOTAL U.S. GOVERNMENT TREASURIES
  (Cost $7,935,457)                                               8,014,008
                                                                 ----------
             REPURCHASE AGREEMENTS
             COLLATERALIZED BY U.S.
             GOVERNMENT OBLIGATIONS 72.16%                                    COLLATERAL VALUE
----------------------------------------------------------------------------------------------
   900,000   Repurchase agreement with BA Securities
             Inc., 5.85%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury
             Note, 7.50% due 01/31/97                               900,146         $  922,290

   900,000   Repurchase agreement with Barclay's BZW
             Inc., 5.85%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury
             Note, 8.875% due 05/15/00, U.S. Treasury
             Bond, 14.00% due 11/15/11                              900,146            919,125

   900,000   Repurchase agreement with Chase Securities
             Inc., 5.83%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury Bill,
             due 06/27/96                                           900,146            921,374

   900,000   Repurchase agreement with Deutsche Bank,
             5.75%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bill, due
             09/19/96, U.S. Treasury Bond, 7.125% due
             02/15/23                                               900,144            918,577

   900,000   Repurchase agreement with First Chicago
             Capital Markets, 5.86%, dated 10/31/95 and
             maturing 11/01/95, collateralized by U.S.
             Treasury Note, 7.50% due 12/31/96                      900,147            920,487

 5,100,000   Repurchase agreement with Fuji Securities
             Inc., 5.875%, dated 10/31/95 and
             maturing 11/01/95, collateralized by U.S.
             Treasury Bill, due 02/15/96, U.S. Treasury
             Notes, 7.625% due 05/31/96, 4.75% due
             08/31/98, U.S. Treasury Bonds, 8.75% due
             11/15/08, 13.875% due 05/15/11                       5,100,832          5,202,091

--------------------------------------------------------------------------- 13

SHORT-TERM U.S. GOVERNMENT INCOME FUND ----------------------------------------
STATEMENT OF INVESTMENTS
OCTOBER 31, 1995 (UNAUDITED) (CONTINUED)

FACE VALUE                                                    MARKET VALUE*  COLLATERAL VALUE
----------                                                    -------------------------------
             REPURCHASE AGREEMENTS
             COLLATERALIZED BY U.S.
             GOVERNMENT OBLIGATIONS (continued)
---------------------------------------------------------------------------------------------
$  900,000   Repurchase agreement with Lehman Brothers
             Inc., 5.83%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury Note,
             6.50% due 05/15/97                                  $  900,146         $  922,324

   900,000   Repurchase agreement with Merrill Lynch Inc.,
             5.75%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Note, 6.00% due
             08/31/97                                               900,144            921,271

 5,472,377   Repurchase agreement with Morgan Stanley Inc.,
             5.85%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Bill, due 11/16/95
             U.S. Treasury Bond, 7.25% due 06/15/22               5,473,266          5,587,620

 1,000,000   Repurchase agreement with Sanwa Securities
             Inc., 5.80%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury Note,
             5.125% due 03/31/96                                  1,000,161          1,020,526

   900,000   Repurchase agreement with Smith Barney
             Shearson Inc., 5.85%, dated 10/31/95 and
             maturing 11/01/95, collateralized by U.S.
             Treasury Bond, 8.125% due 08/15/21                     900,146            918,613

   800,000   Repurchase agreement with State Street Bank
             Corp., 5.85%, dated 10/31/95 and maturing
             11/01/95, collateralized by U.S. Treasury Bond,
             10.375% due 11/15/09                                   800,130            820,845

   900,000   Repurchase agreement with UBS Securities Inc.,
             5.87%, dated 10/31/95 and maturing 11/01/95,
             collateralized by U.S. Treasury Note, 6.875%
             due 03/31/97                                           900,146            920,433
                                                                 -----------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $20,475,701)                                             20,475,700         20,915,576
                                                                 -----------------------------

TOTAL INVESTMENTS
  (Cost $28,411,157)                            100.40%          28,489,708

Liabilities in Excess of Other Assets            (0.40%)           (113,216)
                                                ---------------------------
NET ASSETS                                      100.00%         $28,376,492
                                                ---------------------------
                                                ---------------------------

*See note 1 to financial statements.


14 ----------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT INCOME FUND---------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 1995 (Unaudited)


INVESTMENT INCOME                                           $1,170,627
--------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 3)                                76,400
Administration services* (Note 3)                               46,000
Legal                                                           20,087
Audit                                                            9,345
Amortization of organization costs                               2,055
Insurance                                                        5,581
Registration                                                    12,996
Miscellaneous                                                      613
--------------------------------------------------------------------------

Total Expenses                                                 173,077
--------------------------------------------------------------------------

Expenses waived by Investment advisor                          (58,477)
--------------------------------------------------------------------------

NET EXPENSES                                                   114,600
--------------------------------------------------------------------------

NET INVESTMENT INCOME                                        1,056,027
--------------------------------------------------------------------------

UNREALIZED GAIN ON INVESTMENTS
Unrealized appreciation on investments:
    Beginning of period                                         35,945
    End of period                                               78,551
--------------------------------------------------------------------------

Net change in unrealized appreciation                           42,606
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $1,098,633
--------------------------------------------------------------------------
--------------------------------------------------------------------------

* Administration services include: fund accounting, daily pricing, custody, licensing and registration, shareholder servicing, transfer agency, fund ratings, training, SEC registration fees and printing.

See notes to financial statements.


-------------------------------------------------------------------------- 15

SHORT-TERM U.S GOVERNMENT INCOME FUND----------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                         FOR THE SIX
                                                         MONTHS ENDED          FOR THE
                                                       OCTOBER 31, 1995      PERIOD ENDED
                                                         (UNAUDITED)       APRIL 30, 1995 (1)
                                                       --------------------------------------
OPERATIONS
Net investment income                                      $1,056,027          $2,823,884
Net realized loss on investments                                    0            (188,813)
Net unrealized appreciation                                    42,606              35,945
------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations        1,098,633           2,671,016
------------------------------------------------------------------------------------------

Dividends to shareholders from net investment income       (1,056,027)         (2,823,884)
------------------------------------------------------------------------------------------

Change in net assets from operations                           42,606            (152,868)
------------------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                               12,984,997         108,454,418
Dividends reinvested                                          884,134           2,503,280
------------------------------------------------------------------------------------------
                                                           13,869,131         110,957,698
Cost of Shares redeemed                                   (27,428,331)        (68,961,744)
------------------------------------------------------------------------------------------

Change in net assets derived from beneficial interest
  transactions                                            (13,559,200)         41,995,954
------------------------------------------------------------------------------------------
NET (DECREASE) INCREASE IN NET ASSETS                     (13,516,594)         41,843,086
------------------------------------------------------------------------------------------

NET ASSETS:
Beginning of period                                        41,893,086              50,000*
------------------------------------------------------------------------------------------

End of period                                             $28,376,492         $41,893,086
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

*    Initial capitalization
(1)  Operations commenced on June 7, 1994.

See notes to financial statements.


16 ---------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT INCOME FUND----------------------------------------
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                          FOR THE SIX
                                                          MONTHS ENDED          FOR THE
                                                        OCTOBER 31, 1995     PERIOD ENDED
                                                          (UNAUDITED)      APRIL 30, 1995 (2)
                                                        --------------------------------------
Net asset value - beginning of period                         $9.97              $10.00
----------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.29                0.44
Net realized and unrealized gain (loss) on investments         0.01               (0.03)
----------------------------------------------------------------------------------------------

Total income from investment operations                        0.30                0.41
----------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                          (0.29)              (0.44)
----------------------------------------------------------------------------------------------

Net asset value - end of period                               $9.98               $9.97
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Total return (3)                                               3.07%               4.73%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                             $28,376             $41,893
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Ratio of expenses to average net assets (3)                    0.60%               0.45%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets (3)       5.53%               5.23%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee
  waivers (3)                                                  0.91%               0.65%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets
  without fee waivers (3)                                      5.22%               5.03%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

Portfolio turnover rate (1)(3)                                 0.00%             827.35%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

(1) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the six months ended October 31, 1995 were $1,997,890 and $0, respectively.
(2) Operations commenced on June 7, 1994.
(3) Annualized.
See notes to financial statements.


--------------------------------------------------------------------------- 17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) ------------------------------------


1.   SIGNIFICANT ACCOUNTING POLICIES

     FGIC Public Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The U.S. Treasury Money Market Fund and the Short-Term U.S. Government Income Fund ("Funds"), are represented by separate classes of shares of beneficial interest of the Trust, which is organized as a Delaware business trust.

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: The U.S. Treasury Money Market Fund's securities are valued on the basis of amortized cost which approximates market value.

     Securities of the Short-Term U.S. Government Income Fund are valued at 4:00 p.m. (EST) on each trading day. The Fund's investments are valued at the last sales price of the day or where market quotations are not readily available, a fair market value is determined in good faith by or under the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates market value.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provisions are required.

     ORGANIZATION COSTS: The Funds have deferred certain organization costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all, or part of FGIC's initial investment in shares of the Funds are withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for Federal Income Tax Purposes.




18 ---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) ------------------------


2.   SHARES OF BENEFICIAL INTEREST

     On October 31, 1995, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                     U.S. TREASURY MONEY MARKET FUND                 SHORT-TERM U.S. GOVERNMENT INCOME FUND
               ---------------------------------------------    ----------------------------------------------
                 FOR THE SIX MONTHS     FOR THE PERIOD ENDED      FOR THE SIX MONTHS      FOR THE PERIOD ENDED
               ENDED OCTOBER 31, 1995    APRIL 30, 1995 (1)     ENDED OCTOBER 31, 1995     APRIL 30, 1995 (1)
               ----------------------   --------------------    ----------------------    --------------------
Shares Sold           620,076,167           733,139,524              1,300,958                  10,861,462

Shares
Reinvested              3,449,031             3,414,118                 88,590                     251,089

Total                 623,525,198           736,553,642              1,389,548                  11,112,551

Shares Redeemed       516,572,970           627,505,848              2,748,183                   6,916,446

Net Increase
 (Decrease)           106,952,228           109,047,794             (1,358,635)                  4,196,105

(1) Operations for the U.S. Treasury Money Market Fund and Short-Term U.S. Government Income Fund commenced on May 25, 1994 and June 7, 1994, respectively.

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     The Trust has entered into Investment Advisory Agreements with FGIC Advisors, Inc. (FGIC). Pursuant to these advisory agreements with the Trust, the Investment Advisor is entitled to an advisory fee, computed daily and payable monthly. FGIC receives an annual fee of .35 percent and .45 percent of the average net assets of the U.S. Treasury Money Market Fund and Short-Term U.S. Government Income Fund, respectively. In addition, for the six months ended October 31,1995, FGIC waived all of its advisory fee and voluntarily assumed some of the expenses of the U.S. Treasury Money Market Fund and waived a portion of its advisory fee on the Short-Term U.S. Government Income Fund.

ALPS Mutual Funds Services, Inc. (ALPS) serves as the Fund's administrator. ALPS is entitled to receive a fee from the Funds for its administrative services, computed daily and payable monthly, at the annual rate of .18 percent of average daily net assets up to $500 million, .15 percent on the next $500 million and .12 percent on assets in excess of $1 billion subject to a minimum monthly fee of $62,500 for the U.S. Treasury Money Market Fund and $7,500 for the Short-Term U.S. Government Income Fund. In addition, for the six months ended October 31, 1995, ALPS waived a portion of its administration fee on the U.S. Treasury Money Market Fund.

Two shareholders of the U.S. Treasury Money Market Fund owned 17.9 percent and 12.2 percent of the outstanding shares at October 31, 1995. Two shareholders of the Short-Term U.S. Government Income Fund owned 59.8 percent and 30.2 percent of the outstanding shares at October 31, 1995.

--------------------------------------------------------------------------- 19